Note 1-Description of Business and Accounting Policies: Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Stock Issued During Period, Value, Share-based Compensation, Gross	$ 97,378	$ 626,502
Stock Granted During Period, Shares, Share-based Compensation	2,767,500	6,160,000